Loans and Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial
Commercial	$ 50,734	$ 42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial Real Estate
Commercial mortgages	29,664	27,254
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Residential Mortgages
Residential Mortgages	28,669	24,315
Home equity loans, first liens	8,413	6,417
Total residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other Retail
Retail leasing	5,118	4,569
Home equity and second mortgages	18,131	18,940
Revolving credit	3,344	3,472
Installment	5,348	5,459
Automobile	11,508	10,897
Student	4,658	5,054
Total other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	$ 209,835	$ 197,061